Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Large Capital Growth Fund

(the “Fund”)

Supplement dated June 25, 2019, to the Fund’s

Prospectus dated October 1, 2018, as supplemented and amended to date

Effective as of July 1, 2019, the following changes are made to the Fund’s Prospectus:

In the section entitled “Fund Summary: Large Capital Growth Fund,” on page 80 of the Prospectus, the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Jeffrey Constantino	2013	Investment Officer and Portfolio Manager

Joseph Skorski	2019	Investment Officer and Portfolio Manager

In the section entitled “Management,” the second paragraph of the section “Large Capital Growth Fund, Massachusetts Financial Services Company (“MFS”)” on page 159 is deleted in its entirety and replaced with the following:

The Large Capital Growth Fund is managed by Jeffrey Constantino, an Investment Officer and Portfolio Manager, and Joseph Skorski, an Investment Officer and Portfolio Manager of MFS. Mr. Constantino joined MFS in 2000 and has served on the portfolio management team of the Large Cap Growth strategy since 2006 and the portfolio management team of the Global Growth strategies since 2008. Mr. Skorski joined MFS in 2007 and has more than two decades of investment experience. During his tenure at the firm, he has had both equity research analyst and portfolio management responsibilities. He joined the portfolio management team of the MFS® Global Growth Equity and MFS® Global Growth Concentrated Equity strategies in 2018 and previously had portfolio management responsibilities for the firm’s Japan Equity strategy.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Large Capital Growth Fund

(the “Fund”)

Supplement dated June 25, 2019, to the Fund’s

Statement of Additional Information (“SAI”) dated October 1, 2018, as supplemented and amended to date

Effective as of July 1, 2019, the following changes are made to the Fund’s Prospectus:

In the section entitled “Portfolio Managers” on page 58 of the SAI, in the table under the heading “Other Accounts” the section for MFS Advisers/Subadvisers is deleted in its entirety and replaced with the following:

Other Accounts (As of May 31, 2018)
Fund	Advisers/ Subadviser	Portfolio Manager	Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
Large Capital Growth Fund	MFS	Constantino, Jeffrey Skorski, Joseph*	7 2	8,450 482	5 4	1,129 676	14 11	2,996 3,000

•	- Information provided as of May 31, 2019.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.